UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 39.5%
BlackRock Basic Value Fund, Inc., Class K	30,824	$636,825
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	18,276	412,680
BlackRock Commodity Strategies Fund, Institutional Class (b)	122,209	725,923
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	77,677	737,154
BlackRock Equity Dividend Fund, Institutional Class	19,499	390,759
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	63,706	724,972
BlackRock International Opportunities Portfolio, Institutional Class	67,127	2,011,122
iShares International Developed Real Estate ETF	1,797	48,303
iShares U.S. Consumer Goods ETF	1,617	171,887
iShares U.S. Energy ETF	2,717	88,656
iShares U.S. Financials ETF	2,070	168,001
iShares U.S. Healthcare ETF	670	91,837
iShares U.S. Industrials ETF	1,317	127,565
iShares U.S. Real Estate ETF	633	45,551
iShares U.S. Technology ETF	1,149	116,061
Master Large Cap Growth Portfolio	$728,576	728,576
Master Small Cap Index Series	$671,190	671,190

		7,897,062

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 55.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	153,658	$1,493,553
BlackRock Inflation Protected Bond Portfolio, Class K	173,390	1,777,250
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	157,699	1,528,099
Master Total Return Portfolio	$6,228,978	6,228,978

		11,027,880

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	638,591	638,591
Total Affiliated Investment Companies (Cost — $20,985,065*) — 97.9%		19,563,533
Other Assets Less Liabilities — 2.1%		411,758

Net Assets — 100.0%		$19,975,291

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,973,666

Gross unrealized appreciation	$1,694,120
Gross unrealized depreciation	(3,104,253)

Net unrealized depreciation	$(1,410,133)

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	26,859	5,765		1,800		30,824	$636,825	$12,614		$67,750
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	16,404	2,448		576		18,276	$412,680	—		$40,909
BlackRock Commodity Strategies Fund, Institutional Class	111,271	10,938		—		122,209	$725,923	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	77,410	892		625		77,677	$737,154	—		$7,902
BlackRock Equity Dividend Fund, Institutional Class	16,573	3,682		756		19,499	$390,759	$2,330		$52,911
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	7,423		—		153,658	$1,493,553	$73,044		—
BlackRock Global Long/Short Equity Fund, Institutional Class	67,345	1,161		4,800		63,706	$724,972	—		$11,560
BlackRock Inflation Protected Bond Portfolio, Class K	178,442	3,284		8,336		173,390	$1,777,250	—		$19,951
BlackRock International Opportunities Portfolio, Institutional Class	66,062	1,512		447		67,127	$2,011,122	$4,333		$(1,898)
BlackRock Liquidity Funds, TempFund, Institutional Class	303,148	335,443	[1]	—		638,591	$638,591	$177		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,226,974	—		$1,226,974	[2]	—	—	$1,269	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	155,258	2,441		—		157,699	$1,528,099	$9,356		$14,339
iShares International Developed Real Estate ETF	3,061	—		1,264		1,797	$48,303	$305		$(3,880)
iShares Russell 2000 ETF	7,141	—		7,141		—	—	—		$129,350
iShares U.S. Consumer Goods ETF	3,464	—		1,847		1,617	$171,887	$1,105		$3,656
iShares U.S. Energy ETF	2,717	—		—		2,717	$88,656	$717		—
iShares U.S. Financials ETF	2,810	—		740		2,070	$168,001	$1,047		$22,120
iShares U.S. Healthcare ETF	2,061	—		1,391		670	$91,837	$1,240		$4,250
iShares U.S. Industrials ETF	1,317	—		—		1,317	$127,565	$583		—
iShares U.S. Real Estate ETF	663	—		30		633	$45,551	$608		$(137)
iShares U.S. Technology ETF	1,149	—		—		1,149	$116,061	$398		—
Master Large Cap Growth Portfolio	$ 786,599	—		$58,023	[2,4]	$728,576	$728,576	$2,656		$4,938
Master Small Cap Index Series	—	$671,190	[1,4]	—		$671,190	$671,190	$1,648		$(3,047)
Master Total Return Portfolio	$7,225,059	—		$996,081	[2,4]	$6,228,978	$6,228,978	$54,884		$(39,577)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	Euro STOXX 50 Index	March 2016	$360,410	$(24,821)
10	S&P 500 E-Mini Index	March 2016	$965,050	(39,821)
5	U.S. Treasury Notes (10 Year)	March 2016	$647,891	16,750
14	U.S. Treasury Notes (5 Year)	March 2016	$1,689,406	29,302
Total				$(18,590)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,934,789	$7,628,744	—	$19,563,533

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$46,052	—	—	$46,052
Liabilities:
Equity contracts	(64,642)	—	—	(64,642)

Total	$(18,590)	—	—	$(18,590)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $104,500 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 49.1%
BlackRock Basic Value Fund, Inc., Class K	78,027	$1,612,033
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,087	882,577
BlackRock Commodity Strategies Fund, Institutional Class (b)	198,518	1,179,200
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	125,152	1,187,692
BlackRock Equity Dividend Fund, Institutional Class	42,108	843,851
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	102,641	1,168,059
BlackRock International Opportunities Portfolio, Institutional Class	147,830	4,429,002
iShares International Developed Real Estate ETF	16,302	438,198
iShares U.S. Consumer Goods ETF	1,306	138,828
iShares U.S. Industrials ETF	1,388	134,442
iShares U.S. Real Estate ETF	5,510	396,500
Master Large Cap Growth Portfolio	$1,846,852	1,846,852
Master Small Cap Index Series	$978,560	978,560

		15,235,794

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 44.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	143,205	$1,391,950
BlackRock Inflation Protected Bond Portfolio, Class K	216,423	2,218,337
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	147,058	1,424,994
Master Total Return Portfolio	$8,901,940	8,901,940

		13,937,221

Short-Term Securities — 5.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	1,829,137	1,829,137
Total Affiliated Investment Companies (Cost — $33,322,479*) — 99.9%		31,002,152
Other Assets Less Liabilities — 0.1%		33,709

Net Assets — 100.0%		$31,035,861

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,308,131

Gross unrealized appreciation	$2,477,535
Gross unrealized depreciation	(4,783,514)

Net unrealized depreciation	$(2,305,979)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	68,371	15,493		5,837		78,027	$1,612,033	$31,200		$159,637
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	35,183	5,905		2,001		39,087	$882,577	—		$86,405
BlackRock Commodity Strategies Fund, Institutional Class	171,787	26,731		—		198,518	$1,179,200	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	124,843	1,437		1,128		125,152	$1,187,692	—		$12,621
BlackRock Equity Dividend Fund, Institutional Class	35,717	8,692		2,301		42,108	$843,851	$5,022		$111,124
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	6,919		—		143,205	$1,391,950	$68,075		—
BlackRock Global Long/Short Equity Fund, Institutional Class	108,385	1,870		7,614		102,641	$1,168,059	—		$18,671
BlackRock Inflation Protected Bond Portfolio, Class K	212,324	4,099		—		216,423	$2,218,337	—		$41,446
BlackRock International Opportunities Portfolio, Institutional Class	157,604	1,774		11,548		147,830	$4,429,002	$9,575		$(44,351)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,571,868	—		742,731	[1]	1,829,137	$1,829,137	$985		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,535,809	—		$1,535,809	[1]	—	—	$1,561	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,783	2,275		—		147,058	$1,424,994	$8,704		$13,371
iShares International Developed Real Estate ETF	22,082	749		6,529		16,302	$438,198	$2,770		$(20,042)
iShares Russell 2000 ETF	9,557	—		9,557		—	—	—		$143,195
iShares U.S. Consumer Goods ETF	5,196	—		3,890		1,306	$138,828	$893		$7,700
iShares U.S. Energy ETF	5,130	—		5,130		—	—	—		$(34,109)
iShares U.S. Financials ETF	5,550	—		5,550		—	—	—		$165,898
iShares U.S. Healthcare ETF	1,543	—		1,543		—	—	—		$6,531
iShares U.S. Industrials ETF	1,388	—		—		1,388	$134,442	$614		—
iShares U.S. Real Estate ETF	6,118	—		608		5,510	$396,500	$5,290		$(2,774)
iShares U.S. Technology ETF	2,169	—		2,169		—	—	—		$6,865
Master Large Cap Growth Portfolio	$2,004,276	—		$157,424	[1,4]	$1,846,852	$1,846,852	$6,785		$12,556
Master Small Cap Index Series	—	$978,560	[3,4]	—		$978,560	$978,560	$2,403		$(4,442)
Master Total Return Portfolio	$8,878,573	$ 23,367	[3,4]	—		$8,901,940	$8,901,940	$76,440		$(54,352)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
18	Euro STOXX 50 Index	March 2016	$589,762	$(40,264)
27	S&P 500 E-Mini Index	March 2016	$2,605,635	(107,574)
(9)	U.S. Treasury Notes (10 Year)	March 2016	$1,166,203	(35,885)
29	U.S. Treasury Notes (5 Year)	March 2016	$3,499,484	60,697
Total				$(123,026)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,274,800	$11,727,352	—	$31,002,152

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$60,697	—	—	$60,697
Liabilities:
Equity contracts	(147,838)	—	—	(147,838)
Interest rate contracts	(35,885)	—	—	(35,885)

Total	$(123,026)	—	—	$(123,026)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $206,700 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 62.0%
BlackRock Basic Value Fund, Inc., Class K	97,514	$2,014,640
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	48,078	1,085,593
BlackRock Commodity Strategies Fund, Institutional Class (b)	173,727	1,031,936
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	109,506	1,039,212
BlackRock Equity Dividend Fund, Institutional Class	53,167	1,065,460
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	89,820	1,022,154
BlackRock International Opportunities Portfolio, Institutional Class	157,257	4,711,427
iShares International Developed Real Estate ETF	27,432	737,372
iShares U.S. Consumer Goods ETF	1,369	145,525
iShares U.S. Industrials ETF	1,286	124,562
iShares U.S. Real Estate ETF	9,227	663,975
Master Large Cap Growth Portfolio	$2,218,192	2,218,192
Master Small Cap Index Series	$751,014	751,014

		16,611,062

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 33.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	110,777	$1,076,751
BlackRock Inflation Protected Bond Portfolio, Class K	138,397	1,418,565
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	113,828	1,102,995
Master Total Return Portfolio	$5,315,342	5,315,342

		8,913,653

Short-Term Securities — 3.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	1,003,068	1,003,068
Total Affiliated Investment Companies (Cost — $28,911,454*) — 98.9%		26,527,783
Other Assets Less Liabilities — 1.1%		282,911

Net Assets — 100.0%		$26,810,694

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,758,412

Gross unrealized appreciation	$1,809,047
Gross unrealized depreciation	(4,039,676)

Net unrealized depreciation	$(2,230,629)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	87,740	21,888		12,114		97,514	$2,014,640	$39,712		$178,185
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	45,176	8,370		5,468		48,078	$1,085,593	—		$100,701
BlackRock Commodity Strategies Fund, Institutional Class	137,238	36,489		—		173,727	$1,031,936	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	119,139	1,257		10,890		109,506	$1,039,212	—		$2,131
BlackRock Equity Dividend Fund, Institutional Class	47,278	12,228		6,339		53,167	$1,065,460	$6,441		$134,170
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	5,352		—		110,777	$1,076,751	$52,660		$12,605
BlackRock Global Long/Short Equity Fund, Institutional Class	103,640	1,636		15,456		89,820	$1,022,154	—		$393
BlackRock Inflation Protected Bond Portfolio, Class K	135,775	2,622		—		138,397	$1,418,565	—		$26,504
BlackRock International Opportunities Portfolio, Institutional Class	166,170	4,056		12,969		157,257	$4,711,427	$10,227		$(43,954)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,066,504	—		63,436	[1]	1,003,068	$1,003,068	$572		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 975,308	—		$975,308	[1]	—	—	$1,234	[2]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	112,067	1,761		—		113,828	$1,102,995	$6,745		$10,350
iShares International Developed Real Estate ETF	31,089	1,619		5,276		27,432	$737,372	$4,660		$(24,388)
iShares Russell 2000 ETF	7,001	—		7,001		—	—	—		$88,492
iShares U.S. Consumer Goods ETF	5,898	—		4,529		1,369	$145,525	$936		$8,965
iShares U.S. Energy ETF	3,871	—		3,871		—	—	—		$(25,738)
iShares U.S. Financials ETF	2,924	—		2,924		—	—	—		$87,403
iShares U.S. Healthcare ETF	293	—		293		—	—	—		$1,240
iShares U.S. Industrials ETF	1,286	—		—		1,286	$124,562	$569		—
iShares U.S. Real Estate ETF	12,270	—		3,043		9,227	$663,975	$8,859		$(13,884)
iShares U.S. Technology ETF	1,636	—		1,636		—	—	—		$5,178
Master Large Cap Growth Portfolio	$2,470,674	—		$252,482	[1,4]	$2,218,192	$2,218,192	$8,234		$15,170
Master Small Cap Index Series	—	$751,014	[3,4]	—		$751,014	$751,014	$1,844		$(3,409)
Master Total Return Portfolio	$5,301,351	$ 13,991	[3,4]	—		$5,315,342	$5,315,342	$45,642		$(32,453)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of Period Ended

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
16	Euro STOXX 50 Index	March 2016	$524,233	$(36,126)
18	S&P 500 E-Mini Index	March 2016	$1,737,090	(71,706)
(10)	U.S. Treasury Notes (10 Year)	March 2016	$1,295,781	(39,650)
28	U.S. Treasury Notes (5 Year)	March 2016	$3,378,813	58,604
Total				$(88,878)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$18,243,235	$8,284,548	—	$26,527,783

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$58,604	—	—	$58,604
Liabilities:
Equity contracts	(107,832)	—	—	(107,832)
Interest rate contracts	(39,650)	—	—	(39,650)

Total	$(88,878)	—	—	$(88,878)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $155,250 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 70.0%
BlackRock Basic Value Fund, Inc., Class K	112,066	$2,315,284
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	53,411	1,206,018
BlackRock Commodity Strategies Fund, Institutional Class (b)	172,784	1,026,340
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	102,806	975,632
BlackRock Equity Dividend Fund, Institutional Class	60,104	1,204,483
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	84,322	959,582
BlackRock International Opportunities Portfolio, Institutional Class	182,209	5,458,989
iShares International Developed Real Estate ETF	37,824	1,016,709
iShares U.S. Real Estate ETF	12,984	934,329
Master Large Cap Growth Portfolio	$2,641,443	2,641,443
Master Small Cap Index Series	$608,424	608,424

		18,347,233

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 23.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	89,299	$867,984
BlackRock Inflation Protected Bond Portfolio, Class K	88,905	911,280
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	91,808	889,623
Master Total Return Portfolio	$3,365,844	3,365,844

		6,034,731

Short-Term Securities — 5.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	1,524,885	1,524,885
Total Affiliated Investment Companies (Cost — $28,235,843*) — 98.9%		25,906,849
Other Assets Less Liabilities — 1.1%		292,427

Net Assets — 100.0%		$26,199,276

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,074,296

Gross unrealized appreciation	$1,548,104
Gross unrealized depreciation	(3,715,551)

Net unrealized depreciation	$(2,167,447)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	103,604	20,492		12,030		112,066	$2,315,284	$44,557		$235,702
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	51,620	7,510		5,719		53,411	$1,206,018	—		$118,900
BlackRock Commodity Strategies Fund, Institutional Class	142,408	30,376		—		172,784	$1,026,340	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	108,297	1,180		6,671		102,806	$975,632	—		$5,198
BlackRock Equity Dividend Fund, Institutional Class	54,683	11,711		6,290		60,104	$1,204,483	$7,167		$161,440
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	4,314		—		89,299	$867,984	$42,450		—
BlackRock Global Long/Short Equity Fund, Institutional Class	94,206	1,536		11,420		84,322	$959,582	—		$13,375
BlackRock Inflation Protected Bond Portfolio, Class K	87,221	1,684		—		88,905	$911,280	—		$17,026
BlackRock International Opportunities Portfolio, Institutional Class	189,060	1,524		8,375		182,209	$5,458,989	$11,675		$(24,037)
BlackRock Liquidity Funds, TempFund, Institutional Class	372,472	1,152,413	[1]	—		1,524,885	$1,524,885	$507		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,065,017	—		$1,065,017	[2]	—	—	$752	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	90,388	1,420		—		91,808	$889,623	$8,867		$8,348
iShares International Developed Real Estate ETF	45,455	1,383		9,014		37,824	$1,016,709	$6,426		$(28,590)
iShares Russell 2000 ETF	6,309	—		6,309		—	—	—		$65,397
iShares U.S. Consumer Goods ETF	2,890	—		2,890		—	—	—		$5,721
iShares U.S. Energy ETF	2,680	—		2,680		—	—	—		$(17,819)
iShares U.S. Financials ETF	2,700	—		2,700		—	—	—		$80,707
iShares U.S. Healthcare ETF	90	—		90		—	—	—		$381
iShares U.S. Industrials ETF	1,174	—		1,174		—	—	—		$8,604
iShares U.S. Real Estate ETF	14,595	—		1,611		12,984	$934,329	$12,466		$(7,350)
iShares U.S. Technology ETF	906	—		906		—	—	—		$2,868
Master Large Cap Growth Portfolio	$3,011,952	—		$370,509	[2,4]	$2,641,443	$2,641,443	$9,532		$17,857
Master Small Cap Index Series	—	$608,424	[1,4]	—		$608,424	$608,424	$1,494		$(2,762)
Master Total Return Portfolio	$3,356,985	$8,859	[1,4]	—		$3,365,844	$3,365,844	$28,902		$(20,551)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
15	Euro STOXX 50 Index	March 2016	$491,468	$(33,895)
23	S&P 500 E-Mini Index	March 2016	$2,219,615	(91,642)
(17)	U.S. Treasury Notes (10 Year)	March 2016	$2,202,828	(66,829)
30	U.S. Treasury Notes (5 Year)	March 2016	$3,620,156	62,790
Total				$(129,576)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,291,138	$6,615,711	—	$25,906,849

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$62,790	—	—	$62,790
Liabilities:
Equity contracts	(125,537)	—	—	(125,537)
Interest rate contracts	(66,829)	—	—	(66,829)

Total	$(129,576)	—	—	$(129,576)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$168,350	—	—	$168,350
Liabilities:
Bank overdraft	—	$(1,232)	—	(1,232)

Total	$168,350	$(1,232)	—	$167,118

During the period ended January 31, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.7%
BlackRock Basic Value Fund, Inc., Class K	104,910	$2,167,434
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,197	1,020,559
BlackRock Commodity Strategies Fund, Institutional Class (b)	129,339	768,274
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	75,564	717,102
BlackRock Equity Dividend Fund, Institutional Class	50,424	1,010,490
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	61,991	705,459
BlackRock International Opportunities Portfolio, Institutional Class	154,252	4,621,394
iShares International Developed Real Estate ETF	36,209	973,298
iShares U.S. Consumer Goods ETF	778	82,701
iShares U.S. Industrials ETF	609	58,988
iShares U.S. Real Estate ETF	12,289	884,316
Master Large Cap Growth Portfolio	$2,437,521	2,437,521
Master Small Cap Index Series	$379,962	379,962

		15,827,498

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 12.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	48,125	$467,773
BlackRock Inflation Protected Bond Portfolio, Class K	33,909	347,569
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	49,478	479,438
Master Total Return Portfolio	$994,700	994,700

		2,289,480

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	548,059	548,059
Total Affiliated Investment Companies (Cost — $20,818,531*) — 98.7%		18,665,037
Other Assets Less Liabilities — 1.3%		242,435

Net Assets — 100.0%		$18,907,472

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,654,378

Gross unrealized appreciation	$568,279
Gross unrealized depreciation	(2,557,620)

Net unrealized depreciation	$(1,989,341)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,881	20,464		5,435		104,910	$2,167,434	$40,938		$225,055
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,423	7,114		2,340		45,197	$1,020,559	—		$97,321
BlackRock Commodity Strategies Fund, Institutional Class	97,106	32,233		—		129,339	$768,274	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	92,273	868		17,577		75,564	$717,102	—		$(7,585)
BlackRock Equity Dividend Fund, Institutional Class	42,418	10,677		2,671		50,424	$1,010,490	$5,908		$132,628
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	2,325		—		48,125	$467,773	$22,877		—
BlackRock Global Long/Short Equity Fund, Institutional Class	80,057	1,130		19,196		61,991	$705,459	—		$5,729
BlackRock Inflation Protected Bond Portfolio, Class K	33,267	642		—		33,909	$347,569	—		$6,494
BlackRock International Opportunities Portfolio, Institutional Class	160,171	3,175		9,094		154,252	$4,621,394	$9,738		$(24,827)
BlackRock Liquidity Funds, TempFund, Institutional Class	64,437	483,622	[1]	—		548,059	$548,059	$309		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 905,883	—		$905,883	[2]	—	—	$468	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,712	766		—		49,478	$479,438	$1,360		$4,499
iShares International Developed Real Estate ETF	38,054	1,770		3,615		36,209	$973,298	$6,152		$(16,083)
iShares Russell 2000 ETF	3,694	—		3,694		—	—	—		$48,731
iShares U.S. Consumer Goods ETF	4,227	—		3,449		778	$82,701	$532		$6,827
iShares U.S. Energy ETF	3,945	—		3,945		—	—	—		$(26,230)
iShares U.S. Financials ETF	2,309	—		2,309		—	—	—		$69,020
iShares U.S. Healthcare ETF	74	—		74		—	—	—		$313
iShares U.S. Industrials ETF	1,341	—		732		609	$58,988	$270		$5,365
iShares U.S. Real Estate ETF	13,960	—		1,671		12,289	$884,316	$11,799		$(7,624)
iShares U.S. Technology ETF	887	—		887		—	—	—		$2,807
Master Large Cap Growth Portfolio	$2,592,327	—		$154,806	[2,4]	$2,437,521	$2,437,521	$8,703		$16,472
Master Small Cap Index Series	—	$379,962	[1,4]	—		$379,962	$379,962	$933		$(1,725)
Master Total Return Portfolio	$ 992,089	$ 2,611	[1,4]	—		$994,700	$994,700	$8,541		$(6,073)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	Euro STOXX 50 Index	March 2016	$360,410	$(24,821)
13	S&P 500 E-Mini Index	March 2016	$1,254,565	(51,792)
(13)	U.S. Treasury Notes (10 Year)	March 2016	$1,684,516	(50,678)
20	U.S. Treasury Notes (5 Year)	March 2016	$2,413,438	41,860
Total				$(85,431)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,852,854	$3,812,183	—	$18,665,037

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$41,860	—	—	$41,860
Liabilities:
Equity contracts	(76,613)	—	—	(76,613)
Interest rate contracts	(50,678)	—	—	(50,678)

Total	$(85,431)	—	—	$(85,431)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $107,520 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 92.4%
BlackRock Basic Value Fund, Inc., Class K	98,585	$2,036,764
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	59,165	1,335,935
BlackRock Commodity Strategies Fund, Institutional Class (b)	122,868	729,838
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	68,048	645,771
BlackRock Equity Dividend Fund, Institutional Class	65,252	1,307,645
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	55,810	635,120
BlackRock International Opportunities Portfolio, Institutional Class	158,195	4,739,533
iShares International Developed Real Estate ETF	40,267	1,082,377
iShares U.S. Real Estate ETF	13,620	980,095
Master Large Cap Growth Portfolio	$2,123,904	2,123,904
Master Small Cap Index Series	$306,806	306,806

		15,923,788

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 4.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	39,469	$383,636
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,654	393,942

		777,578

Short-Term Securities — 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	344,259	344,259
Total Affiliated Investment Companies (Cost — $19,087,905*) — 98.9%		17,045,625
Other Assets Less Liabilities — 1.1%		196,445

Net Assets — 100.0%		$17,242,070

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,978,453

Gross unrealized appreciation	$509,074
Gross unrealized depreciation	(2,441,902)

Net unrealized depreciation	$(1,932,828)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,678	18,562		9,655		98,585	$2,036,764	$38,195		$219,651
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,989	8,118		4,942		59,165	$1,335,935	—		$132,710
BlackRock Commodity Strategy Fund, Institutional Class	106,980	15,888		—		122,868	$729,838	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	70,625	781		3,358		68,048	$645,771	—		$4,392
BlackRock Equity Dividend Fund, Institutional Class	58,385	12,295		5,428		65,252	$1,307,645	$7,666		$177,825
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	1,907		—		39,469	$383,636	$18,762		—
BlackRock Global Long/Short Equity Fund, Institutional Class	62,310	1,017		7,517		55,810	$635,120	—		$8,869
BlackRock International Opportunities Portfolio, Institutional Class	160,251	4,540		6,596		158,195	$4,739,533	$9,942		$(19,131)
BlackRock Liquidity Funds, TempFund, Institutional Class	54,265	289,994	[1]	—		344,259	$344,259	$215		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 604,815	—		$604,815	[2]	—	—	$404	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,025	629		—		40,654	$393,942	$1,889		$3,697
iShares International Developed Real Estate ETF	44,500	1,445		5,678		40,267	$1,082,377	$6,841		$(17,430)
iShares Russell 2000 ETF	3,682	—		3,682		—	—	—		$61,645
iShares U.S. Consumer Goods ETF	1,606	—		1,606		—	—	—		$3,179
iShares U.S. Energy ETF	2,652	—		2,652		—	—	—		$(17,633)
iShares U.S. Industrials ETF	815	—		815		—	—	—		$5,973
iShares U.S. Real Estate ETF	16,121	—		2,501		13,620	$980,095	$13,077		$(9,187)
iShares U.S. Technology ETF	462	—		462		—	—	—		$1,462
Master Large Cap Growth Portfolio	$2,398,085	—		$274,181	[2,4]	$2,123,904	$2,123,904	$7,530		$14,327
Master Small Cap Index Series	—	$306,806	[1,4]	—		$306,806	$306,806	$753		$(1,393)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
10	Euro STOXX 50 Index	March 2016	$327,645	$(22,633)
13	S&P 500-Mini Index	March 2016	$1,254,565	(51,856)
(15)	U.S. Treasury Notes (10 Year)	March 2016	$1,943,672	(57,341)
19	U.S. Treasury Notes (5 Year)	March 2016	$2,292,766	39,767
Total				$(92,063)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,614,915	$2,430,710	—	$17,045,625

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$39,767	—	—	$39,767
Liabilities:
Equity contracts	(74,489)	—	—	(74,489)
Interest rate contracts	(57,341)	—	—	(57,341)

Total	$(92,063)	—	—	$(92,063)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $107,310 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.2%
BlackRock Basic Value Fund, Inc., Class K	69,663	$1,439,243
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,463	913,650
BlackRock Commodity Strategies Fund, Institutional Class (b)	91,615	544,192
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	49,167	466,594
BlackRock Equity Dividend Fund, Institutional Class	44,848	898,746
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	40,333	458,991
BlackRock International Opportunities Portfolio, Institutional Class	120,346	3,605,559
iShares International Developed Real Estate ETF	32,447	872,175
iShares U.S. Consumer Goods ETF	544	57,827
iShares U.S. Industrials ETF	693	67,124
iShares U.S. Real Estate ETF	10,982	790,265
Master Large Cap Growth Portfolio	$1,557,841	1,557,841
Master Small Cap Index Series	$219,468	219,468

		11,891,675

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	307,909	$307,909
Total Affiliated Investment Companies (Cost — $13,716,775*) — 98.7%		12,199,584
Other Assets Less Liabilities — 1.3%		161,782

Net Assets — 100.0%		$12,361,366

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,674,844

Gross unrealized appreciation	$320,548
Gross unrealized depreciation	(1,795,808)

Net unrealized depreciation	$(1,475,260)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	61,938	12,792		5,067		69,663	$1,439,243	$27,021		$151,044
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,755	5,380		2,672		40,463	$913,650	—		$81,689
BlackRock Commodity Strategies Fund, Institutional Class	69,020	22,595		—		91,615	$544,192	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,760	565		9,158		49,167	$466,594	—		$(2,885)
BlackRock Equity Dividend Fund, Institutional Class	39,585	8,379		3,116		44,848	$898,746	$5,320		$119,127
BlackRock Global Long/Short Equity Fund, Institutional Class	50,177	735		10,579		40,333	$458,991	—		$4,454
BlackRock International Opportunities Portfolio, Institutional Class	116,436	4,614		704		120,346	$3,605,559	$7,614		$(3,282)
BlackRock Liquidity Funds, TempFund, Institutional Class	382,399	—		74,490	[1]	307,909	$307,909	$224		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 583,150	—		$583,150	[1]	—	—	$295	[2]	—
iShares International Developed Real Estate ETF	33,651	1,063		2,267		32,447	$872,175	$5,512		$(7,245)
iShares Russell 2000 ETF	2,475	—		2,475		—	—	—		$30,742
iShares U.S. Consumer Goods ETF	2,619	—		2,075		544	$57,827	$372		$4,107
iShares U.S. Industrial ETF	1,379	—		686		693	$67,124	$307		$5,027
iShares U.S. Real Estate ETF	13,345	—		2,363		10,982	$790,265	$10,544		$(11,396)
iShares U.S. Technology ETF	737	—		737		—	—	—		$2,333
Master Large Cap Growth Portfolio	$1,716,764	—		$158,923	[1,4]	$1,557,841	$1,557,841	$5,567		$10,516
Master Small Cap Index Series	—	$219,468	[3,4]	—		$219,468	$219,468	$538		$(996)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
7	Euro STOXX 50 Index	March 2016	$229,352	$(15,843)
11	S&P 500 E-Mini Index	March 2016	$1,061,555	(43,878)
(13)	U.S. Treasury Notes (10 Year)	March 2016	$1,684,516	(48,234)
10	U.S. Treasury Notes (5 Year)	March 2016	$1,206,719	20,930
Total				$(87,025)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,422,275	$1,777,309	—	$12,199,584

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$20,930	—	—	$20,930
Liabilities:
Equity contracts	(59,721)	—	—	(59,721)
Interest rate contracts	(48,234)	—	—	(48,234)

Total	$(87,025)	—	—	$(87,025)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $89,050 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 96.4%
BlackRock Basic Value Fund, Inc., Class K	67,382	$1,392,114
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	43,339	978,602
BlackRock Commodity Strategies Fund, Institutional Class (b)	90,203	535,805
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	47,469	450,484
BlackRock Equity Dividend Fund, Institutional Class	47,894	959,787
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	38,942	443,156
BlackRock International Opportunities Portfolio, Institutional Class	119,815	3,589,646
iShares International Developed Real Estate ETF	32,158	864,407
iShares U.S. Consumer Goods ETF	377	40,075
iShares U.S. Industrials ETF	656	63,540

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF	10,899	$784,292
Master Large Cap Growth Portfolio	$1,427,703	1,427,703
Master Small Cap Index Series	$213,025	213,025

		11,742,636

Short-Term Securities — 2.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	298,316	298,316
Total Affiliated Investment Companies (Cost — $13,616,600*) — 98.8%		12,040,952
Other Assets Less Liabilities — 1.2%		141,932

Net Assets — 100.0%		$12,182,884

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,537,918

Gross unrealized appreciation	$290,375
Gross unrealized depreciation	(1,787,341)

Net unrealized depreciation	$(1,496,966)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	57,715	11,782		2,115		67,382	$1,392,114	$26,049		$153,933
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	39,228	5,404		1,293		43,339	$978,602	—		$92,922
BlackRock Commodity Strategies Fund, Institutional Class	63,631	26,572		—		90,203	$535,805	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,427	545		10,503		47,469	$450,484	—		$(1,564)
BlackRock Equity Dividend Fund, Institutional Class	40,843	8,452		1,401		47,894	$959,787	$5,649		$131,597
BlackRock Global Long/Short Equity Fund, Institutional Class	49,968	710		11,736		38,942	$443,156	—		$1,005
BlackRock International Opportunities Portfolio, Institutional Class	117,121	4,723		2,029		119,815	$3,589,646	$7,524		$(8,702)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,902	—		7,586	[1]	298,316	$298,316	$142		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 499,815	—		$499,815	[1]	—	—	$288	[2]	—
iShares International Developed Real Estate ETF	33,742	752		2,336		32,158	$864,407	$5,463		$(8,681)
iShares Russell 2000 ETF	2,410	—		2,410		—	—	—		$22,221
iShares U.S. Consumer Goods ETF	1,940	—		1,563		377	$40,075	$258		$3,094
iShares U.S. Energy ETF	866	—		866		—	—	—		$(5,758)
iShares U.S. Financials ETF	796	—		796		—	—	—		$23,794
iShares U.S. Industrials ETF	972	—		316		656	$63,540	$290		$2,316
iShares U.S. Real Estate ETF	13,278	—		2,379		10,899	$784,292	$10,464		$(11,704)
iShares U.S. Technology ETF	981	—		981		—	—	—		$3,105
Master Large Cap Growth Portfolio	$1,517,033	—		$ 89,330	[1,4]	$1,427,703	$1,427,703	$5,046		$9,607
Master Small Cap Index Series	—	$213,025	[3,4]	—		$213,025	$213,025	$523		$(967)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
7	Euro STOXX 50 Index	March 2016	$229,352	$(15,573)
11	S&P 500 E-Mini Index	March 2016	$1,061,555	(43,878)
(13)	U.S. Treasury Notes (10 Year)	March 2016	$1,684,516	(48,235)
9	U.S. Treasury Notes (5 Year)	March 2016	$1,086,047	18,837
Total				$(88,849)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,400,224	$1,640,728	—	$12,040,952

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$18,837	—	—	$18,837
Liabilities:
Equity contracts	(59,451)	—	—	(59,451)
Interest rate contracts	(48,235)	—	—	(48,235)

Total	$(88,849)	—	—	$(88,849)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $89,150 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 93.7%
BlackRock Basic Value Fund, Inc., Class K	13,289	$274,560
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	8,629	194,841
BlackRock Commodity Strategies Fund, Institutional Class (b)	20,366	120,976
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,271	106,958
BlackRock Equity Dividend Fund, Institutional Class	9,629	192,962
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	9,243	105,185
BlackRock International Opportunities Portfolio, Institutional Class	27,046	810,295
iShares International Developed Real Estate ETF	7,630	205,094
iShares U.S. Consumer Goods ETF	396	42,095
iShares U.S. Financials ETF	317	25,728
iShares U.S. Industrials ETF	335	32,448
iShares U.S. Real Estate ETF	2,582	185,801

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$14,444
Master Large Cap Growth Portfolio	$271,965	271,965
Master Small Cap Index Series	$50,542	50,542

		2,633,894

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (c)	94,529	94,529
Total Affiliated Investment Companies (Cost — $3,081,447*) — 97.1%		2,728,423
Other Assets Less Liabilities — 2.9%		81,773

Net Assets — 100.0%		$2,810,196

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,063,476

Gross unrealized appreciation	$56,287
Gross unrealized depreciation	(391,340)

Net unrealized depreciation	$(335,053)

BLACKROCK FUNDS II	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

(a)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	11,738	3,211		1,660		13,289	$274,560	$5,680		$23,343
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7,915	1,462		748		8,629	$194,841	—		$17,964
BlackRock Commodity Strategies Fund, Institutional Class	12,431	7,935		—		20,366	$120,976	—		—
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,194	130		53		11,271	$106,958	—		$1,180
BlackRock Equity Dividend Fund, Institutional Class	8,319	2,183		873		9,629	$192,962	$1,170		$24,320
BlackRock Global Long/Short Equity Fund, Institutional Class	9,751	168		676		9,243	$105,185	—		$1,685
BlackRock International Opportunities Portfolio, Institutional Class	22,618	4,745		317		27,046	$810,295	$1,750		$(1,349)
BlackRock Liquidity Funds, TempFund, Institutional Class	325,999	—		231,470	[1]	94,529	$94,529	$56		—
BlackRock Liquidity Series, LLC, Money Market Series	$111,929	—		$111,929	[1]	—	—	$65	[2]	—
iShares International Developed Real Estate ETF	6,496	1,134		—		7,630	$205,094	$1,296		—
iShares Russell 2000 ETF	471	—		471		—	—	—		$3,455
iShares U.S. Consumer Goods ETF	508	—		112		396	$42,095	$271		$222
iShares U.S. Financials ETF	317	—		—		317	$25,728	$160		—
iShares U.S. Industrials ETF	335	—		—		335	$32,448	$148		—
iShares U.S. Real Estate ETF	3,006	—		424		2,582	$185,801	$2,479		$(1,995)
iShares U.S. Technology ETF	143	—		—		143	$14,444	$50		—
Master Large Cap Growth Portfolio	$297,925	—		$ 25,960	[1,4]	$271,965	$271,965	$1,004		$1,805
Master Small Cap Index Series	—	$50,542	[3,4]	—		$ 50,542	$50,542	$124		$(229)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

2	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Euro STOXX 50 Index	March 2016	$32,765	$ (2,166)
3	S&P 500 E-Mini Index	March 2016	$289,515	(11,958)
(2)	U.S. Treasury Notes (10 Year)	March 2016	$259,156	(8,051)
Total				$(22,175)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,405,916	$322,507	—	$2,728,423

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(14,124)	—	—	$(14,124)
Interest rate contracts	(8,051)	—	—	(8,051)

Total	$(22,175)	—	—	$(22,175)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $20,800 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS II	JANUARY 31, 2016	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 22, 2016